CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 94,881	$ 77,991
Restricted cash	16,303	736
Accounts receivable, net	54,328	51,932
Due from affiliate companies	243	14,614
Inventories	14,121	10,489
Prepaid expenses and other current assets	14,981	12,239
Total current assets	194,857	168,001
Vessels, port terminals and other fixed assets, net	1,139,539	1,276,514
Deferred dry dock and special survey costs, net	31,180	26,599
Long-term receivable from affiliate companies	0	5,328
Loan receivable from affiliate companies	0	24,495
Investments in affiliate companies	56,988	64,352
Other long-term assets	61,900	49,071
Operating lease assets	227,962	264,005
Intangible assets other than goodwill	98,563	104,154
Goodwill	160,336	160,336
Total non-current assets	1,776,468	1,974,854
Total assets	1,971,325	2,142,855
Current liabilities
Accounts payable	29,185	21,673
Accrued expenses and other liabilities	72,535	51,180
Deferred income and cash received in advance	8,342	8,854
Operating lease liabilities, current portion	81,415	87,103
Due to affiliate companies	27,114	6,353
Current portion of loans payable to affiliate companies	26,595	24,715
Current portion of long-term debt, net	48,219	25,395
Senior and ship mortgage notes, net	299,377	0
Total current liabilities	592,782	225,273
Senior and ship mortgage notes, net	964,189	1,170,679
Long-term debt, net of current portion	143,417	236,635
Loans payable to affiliate companies, net of current portion	102,632	105,823
Other long-term liabilities and deferred income	660	5,958
Operating lease liabilities, net of current portion	193,351	226,329
Long-term payable to affiliate companies	0	5,000
Deferred tax liability	8,577	8,133
Total non-current liabilities	1,412,826	1,758,557
Total liabilities	2,005,608	1,983,830
Commitments and contingencies	0	0
Stockholders' equity
Preferred Stock — $0.0001 par value, authorized 1,000,000 shares, 23,032 and 23,242 issued and outstanding as of December 31, 2020 and 2019, respectively.	0	0
Common stock — $0.0001 par value, authorized 250,000,000 shares, 15,881,147 and 13,360,356 issued and outstanding as of December 31, 2020 and 2019, respectively.	1	1
Additional paid-in capital	643,033	641,765
Accumulated deficit	(784,592)	(597,916)
Total Navios Holdings stockholders’ (deficit)/ equity	(141,558)	43,850
Noncontrolling interest	107,275	115,175
Total stockholders’ (deficit)/ equity	(34,283)	159,025
Total liabilities and stockholders' equity	$ 1,971,325	$ 2,142,855